Dividends (Details)			3 Months Ended				6 Months Ended
	Aug. 30, 2024 day	Jul. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 £ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 £ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 £ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 £ / shares
Disclosure of classes of share capital [line items]
Dividends Proposed Or Declared, Average Of Market Exchange Rates, Number Of Days | day	3
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.08000
Dividends paid, ordinary shares per share | (per share)			$ 0.07270	£ 0.05683	$ 0.06610	£ 0.05309	$ 0.14540	£ 0.11375	$ 0.13220	£ 0.10860
ADS [Member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.48
Dividends paid, ordinary shares per share			$ 0.4362		$ 0.3966		$ 0.8724		$ 0.7932